Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year	$ 130	$ 172	$ 177
Foreign currency translation	44	(42)	(5)
Balance at the end of the year	$ 174	$ 130	$ 172